U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

August 30, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statements of Additional Information for the funds listed in Appendix A below, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 26, 2011, filed electronically as Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A on August 26, 2011.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

Sector Funds
Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE) Direxion NASDAQ Volatility Response Shares (QVOL) Direxion Wireless Communications Shares